TYPE                    13F-HR
PERIOD                  12/31/2005
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2005 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, February 13th, 2006

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: LINES 35

Form 13F Information Table Value Total: AMOUNT $383,126 (thousands)

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							      FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
Column 1                    Column 2        Column 3   Column 4    Column 5         Column 6  Column 7      Column 8
						       Value        SHRS OR  SH/PUT/ Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class  CUSIP      (x$1000)     PRN AMT PRN CALL Dscretn  Mgrs     Sole   Shar None
--------------------------------------------------------------------------------------------------------------------------
AT&T INC	             COM	    00206R102	 3,674 	   150,000   SH	       150,000           150,000
CF INDS HLDGS INC	     COM	    125269100	    76 	     5,000   SH	         5,000		   5,000
CHARTER COMMUNICATIONS 	     CL A	    16117M107	 1,342	 1,100,000   SH	     1,100,000	       1,100,000
CHUNGHWA TELECOM CO LTD	     SPONSORED ADR  17133Q205	 3,211	   175,000   SH	       175,000		 175,000
CISCO SYS INC	             COM	    17275R102	 4,280	   250,000   SH	       250,000		 250,000
CITIGROUP INC	             CALL           172967901	36,398	   750,000   SH	CALL   750,000		           750,000
CITIGROUP INC	             COM            172967101	 2,427	    50,000   SH		50,000		  50,000
DIRECTTV GROUP, INC	     COM	    25459L106	 2,824	   200,000   SH	       200,000		 200,000
EASTMAN KODAK CO	     COM	    277461109	11,700	   500,000   SH	       500,000		 500,000
EASTMAN KODAK CO	     CALL	    277461909	 5,850	   250,000   SH	CALL   250,000		           250,000
FOCUS MEDIA HLDGS INC	     SPONSORED ADR  34415V109	   253	     7,500   SH		 7,500		   7,500
GOOGLE INC	             CL A	    38259P508	32,110	    77,400   SH		77,400		  77,400
GOOGLE INC	             CALL	    38259P908	20,743	    50,000   SH	CALL	50,000		  	    50,000
GOOGLE INC	             PUT	    38259P958	62,229	   150,000   SH	PUT    150,000		 	   150,000
INTERCONTINENTAL EXCHANGEINC COM	    45865V100	   182	     5,000   SH		 5,000		   5,000
INTERNATIONAL SECS EXCH INC  CL A	    46031W204	 5,388	   195,800   SH	       195,800		 195,800
ISHARES TR	             CALL           464287905	66,720	 1,000,000   SH	CALL 1,000,000         		 1,000,000
JP MORGAN CHASE & CO	     COM	    46625H100	 6,549	   165,000   SH	       165,000		 165,000
MMC NORILSK NICKEL ADR	     COM	    46626D108	 1,329	    15,000   SH		15,000		  15,000
LUCENT  TECHNOLOGIES INC     COM	    549463107	 1,064	   400,000   SH	       400,000		 400,000
MEDIACOM COMMUNICATIONS CORP CL A	    58446K105	 3,606	   656,900   SH	       656,900		 656,900
MOBILE TELESYSTEMS OJSC	     SPONSORED ADR  607409109	 1,750	    50,000   SH		50,000		  50,000
MORGAN STANLEY 	             COM NEW	    617446448	 3,064	    54,000   SH		54,000		  54,000
MOTOROLA INC	             COM	    620076109	    56	     4,000   SH		 4,000		   4,000
NEUSTAR INC	             CL A	    64126X201	    76	     2,500   SH		 2,500		   2,500
NEWS CORP	             CL A	    65248E104	 3,577	   230,000   SH	       230,000		 230,000
NTL INC DEL	             COM	    62940M104	 5,446	    80,000   SH		80,000		  80,000
RETAIL HOLDRS TR	     PUT	    76127U951	 9,538	   100,000   SH	PUT    100,000			   100,000
STREETTRACKS  GOLD TR	     GOLD SHS	    863307104	62,077	 1,203,500   SH	     1,203,500	       1,203,500
SUNCOM WIRELESS HLDGS INC    CL A	    86722Q108	   172	    62,000   SH		62,000		  62,000
TIME WARNER INC     	     COM	    887317105	 1,744	   100,000   SH	       100,000		 100,000
VIACOM INC	             CL B	    925524308	 2,934	    90,000   SH		90,000		  90,000
VODAFONE GROUP PLC NEW	     SPONSORED ADR  92857W100	 7,753	   361,100   SH	       361,100		 361,100
WORLD SPACE INC	             CL A	    981579105	   435	    30,000   SH		30,000		  30,000
XM SATELLITE RADIO HLDGS INC CL A	    983759101	12,549	   460,000   SH	       460,000		 460,000



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